Deferred Financing Costs	12 Months Ended
Dec. 31, 2011
Deferred Finance Costs [Abstract]
Deferred Finance Costs [Text Block]

11. Deferred Financing Costs

Deferred financing costs represent fees and costs incurred in connection with securing or amending the Company's long-term debt facilities. The Company amortizes these costs on a straight-line basis over the term of the related debt, which approximates the effective interest method.

		December 31, 2011
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$38,452	$18,469	$19,983

		December 31, 2010
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$34,974	$13,817	$21,157

Deferred financing cost amortization and write-offs for the year ended December 31, 2011 amounted to $6,035 (2010 - $4,672).

Estimated future amortization expense for the Company's deferred financing costs in each of the five succeeding years and thereafter is as follows:

2012	$6,679
2013	6,679
2014	3,431
2015	182
2016	182
Thereafter	2,830
$19,983